Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 1,030,056	₩ 1,149,599	₩ 1,416,066
Reclassification of construction-in-progress to property and equipment	2,698,146	1,988,014	2,686,591
Reclassification of accounts payable from property and equipment	685,859	122,185	225,601
Reclassification of accounts payable from intangible assets	(356,911)	584,595	(227,108)
Reclassification of payable from defined benefit liability	(19,053)	(31,838)	36,209
Reclassification of payable from plan assets	₩ (14,298)	₩ (9,497)	₩ 43,035